INTANGIBLE ASSETS (Tables) (Intangible assets, excluding land use rights)	12 Months Ended
Dec. 31, 2013
Intangible assets, excluding land use rights
Intangible assets
Schedule of intangible assets and their related accumulated amortization

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(629)	619	2,899
Dam use right of Dongguan	1,759	(90)	92	1,761
Total	4,668	(719)	711	4,660

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(749)	706	2,866
Dam use right of Dongguan	1,759	(137)	146	1,768
Software	90	(11)	1	80
Total	4,758	(897)	853	4,714

Schedule of amortization expenses for the intangible assets with finite lives
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	(45)	(45)	(168)
General and administrative expenses	(116)	(120)	(10)
Total	(161)	(165)	(178)

Schedule of estimated annual amortization expenses
US$
2014	185
2015	185
2016	185
2017	185
2018	177